(Write-down) and Gain (loss) on Sale of Assets (Details) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	Mar. 31, 2020 USD ($) vessel	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	May 17, 2021 vessel	Mar. 10, 2021 vessel	Feb. 05, 2021 vessel	Oct. 22, 2020 vessel
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 85,000			$ 85,000
Operating Lease, Impairment Loss		$ 700		700	$ 700
Proceeds from Sale of Property, Plant, and Equipment				32,687	75,214
Aframax Tanker
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 1,700			$ 1,700
Number of Vessels Held for Sale | vessel	1			1
Ship To Ship Transfer Business [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on sale of ship-to-ship transfer business					3,100
Ship To Ship Transfer Business [Member] | Ship To Ship Transfer Business [Member]
Property, Plant and Equipment [Line Items]
Adjustment for final amounts of cash and other working capital on closing date					1,100
Sale of ship-to-ship transfer business					$ 27,100
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels impaired | vessel			1
Number Of Vessels | vessel		3			3	2
Asset Impairment Charges			$ 500
Asset Impairment Charges Reversal		$ 500
Gain (Loss) on Disposition of Assets					$ 2,600
Aframax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel	1			1		2	6	2	2
Proceeds from Sale of Property, Plant, and Equipment				$ 32,000
Aframax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels impaired | vessel	1			1
LR2 tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels impaired | vessel	3			3
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels impaired | vessel	3			3